Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Taxes Payable [Abstract]
Enterprise income tax payable	$ 865,632	$ 699,633
Value-added tax, net	299,215	271,404
City maintenance and construction tax	19,025	17,018
Additional education fees	8,295	7,438
Other taxes	6,102	5,531
Total	$ 1,198,269	$ 1,001,024